Financial Instruments - Schedule of Roll Forward of Financial Instruments (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Roll Forward of Financial Instruments [Line Items]
Borrowings and financing, beginning	R$ 14,910	R$ 12,409		R$ 8,001
Funding - working capital	6,600	3,392		4,001
Borrowing costs	(54)	(142)	[1]	(42)
Interest provision	1,907	1,746		1,436
Swap contracts	(75)	39		82
Mark-to-market	88	14		(111)
Exchange rate and monetary variation	88	(16)		(18)
Borrowing costs amortization	65	52		26
Interest amortization	(2,583)	(1,085)		(783)
Principal amortization	(4,652)	(1,326)		(61)
Swap amortization	(119)	(173)		(122)
Borrowings and financing, Ending	R$ 16,175	R$ 14,910		R$ 12,409

[1]	Include costs related to negotiation of waiver in the change of the shareholding control in the amount of R$93, as disclosed in note 10.1, in capital market operations carried out during the year, without changes to other contractual clauses with financial institutions.